INTANGIBLE ASSETS (Tables) (10-K)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Intangible assets
Intangible assets consist of the following (in thousands):

	USA Segment			Brazil Segment		Total
			Customer		Customer	Intangible
	Patents	Trademarks	Lists	Trademarks	Lists	Assets
December 31, 2012
Cost	$1,697	$48	$2,677	$3,418	$1,250	$9,090
Accumulated amortization	(1,029)	(38)	(2,222)	(2,362)	(864)	(6,515)
Net book value	$668	$10	$455	$1,056	$386	$2,575

December 31, 2011
Cost	$1,768	$48	$2,677	$3,751	$1,372	$9,616
Accumulated amortization	(957)	(35)	(1,888)	(2,056)	(752)	(5,688)
Net book value	$811	$13	$789	$1,695	$620	$3,928

Estimated useful lives	17 years	7 years	7 years	7 years	7 years